Earnings per share - Schedule of Computation of Outstanding Shares For Basic EPS (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	204,543,739	215,543,739	250,347,345
Treasury shares (in shares)	(17,760,514)	(13,050,571)	(4,416,070)
Ordinary shares outstanding (in shares)	186,783,225	202,493,168	245,931,275
Shares of unvested restricted stock (in shares)	(5,072,382)	(4,561,249)	(4,837,602)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	181,710,843	197,931,919	241,093,673